Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Detailed Information About In Property Plant And Equipment

	Mineral properties (1)	Plant and Equipment (1)	Construction in-progress (1)	Other	Total

Cost

Balance – December 31, 2018	$86,740	$80,234	$153,171	$555	$320,700
Additions	26,132	(900)	63,108	1,633	89,973
Transfers	89,758	95,633	(195,328)	-	(9,937)
Transfer from exploration and evaluation assets	133,060	-	-	-	133,060
Disposals	-	(1,758)	-	(74)	(1,832)
Change in reclamation cost asset	6,080	-	-	-	6,080
Balance – December 31, 2019	$341,770	$173,209	$20,951	$2,114	$538,044
Leagold Acquisition	909,715	380,227	28,525	318	1,318,785
Additions	84,675	40,192	52,342	326	177,535
Transfers	(1,570)	56,125	(66,176)	-	(11,621)
Disposals	-	(3,819)	-	-	(3,819)
Change in reclamation cost asset	31,537	-	-	-	31,537
Balance – December 31, 2020	$1,366,127	$645,934	$35,642	$2,758	$2,050,461

Accumulated depreciation

Balance – December 31, 2018	$326	$3,363	$-	$100	$3,789
Additions	12,682	24,136	-	294	37,112
Disposals	-	(766)	-	(35)	(801)
Balance – December 31, 2019	$13,008	$26,733	$-	$359	$40,100
Additions	116,424	51,978	-	694	169,096
Disposals	-	(2,139)	-	-	(2,139)
Balance – December 31, 2020	$129,490	$76,572	$-	$1,053	$207,057

Net book value:

At December 31, 2019	$328,762	$146,476	$20,951	$1,755	$497,944

At December 31, 2020	$1,236,696	$569,362	$35,642	$1,705	$1,843,404

(1)	Cost balances as at December 31, 2018, 2019 cost additions, and 2019 cost transfers have been reclassified to conform with the current period presentation.

Detailed Information About In Significant Royalty Arrangement
Certain of the Company’s mining properties are subject to royalty arrangements based on their net smelter returns (“NSR”s) or gross revenues. At December 31, 2020, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Mesquite	0.5-7% NSR; 6-9% sliding scale NSR based on gold price
Castle Mountain	2.65% NSR
Los Filos	3% of gross sales at Xochipala concession; 1.5% EBITDA; 0.5% gross revenues
Aurizona	1.5% of gross sales; 3-5% sliding scale NSR based on gold price
Fazenda	0.75-1.5% of gross sales
RDM	1-1.5% of gross sales
Pilar	0.75-1.5% of gross sales